LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Long-term Borrowings [Member]
Interest Expense, Long-term Debt	$ 120,419	¥ 826,895	¥ 546,676	¥ 0